Annual Operating Expenses {- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund Retail PRO-09 - Fidelity International Real Estate Fund - Fidelity International Real Estate Fund
Sep. 29, 2022
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.28%
Total annual operating expenses	0.95%